Goodwill and Intangibles (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Changes in the carrying amount of goodwill by reportable segment
Goodwill, beginning balance	$ 83,080	$ 76,981
Goodwill acquired during the year	24,324	8,403
Other, primarily currency translation	(555)	(2,304)
Goodwill, ending balance	106,849	83,080
Service Center Based Distribution Segment [Member]
Changes in the carrying amount of goodwill by reportable segment
Goodwill, beginning balance	83,080	76,981
Goodwill acquired during the year	23,395	8,403
Other, primarily currency translation	(555)	(2,304)
Goodwill, ending balance	105,920	83,080
Fluid Power Businesses Segment [Member]
Changes in the carrying amount of goodwill by reportable segment
Goodwill, beginning balance
Goodwill acquired during the year	929
Other, primarily currency translation	0
Goodwill, ending balance	$ 929